Document And Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	Civista Bancshares, Inc.
Entity Central Index Key	0000944745
Entity Emerging Growth Company	false
Entity File Number	001-36192
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1558688
Entity Address, Address Line One	100 East Water Street
Entity Address, City or Town	Sandusky
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44870
City Area Code	(419)
Local Phone Number	625 - 4121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, no par value
Trading Symbol	CIVB
Security Exchange Name	NASDAQ